OTHER ASSETS AND OTHER LIABILITIES (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments:
Receivables	S/ 1,590,472	S/ 1,948,849
Derivatives receivable	1,092,107	766,317
Operations in process	110,389	357,611
Financial instruments	2,792,968	3,072,777
Non-financial instruments:
Deferred fees	1,056,656	340,564
Investment in associates	628,822	582,132
Investment properties, net	450,929	440,234
Income tax prepayments, net	191,502	389,029
Adjudicated assets, net	143,349	133,112
Improvements in leased premises	112,385	114,685
VAT (IGV) tax credit	75,605	37,771
Others	6,254	12,732
Others Non-financial Assets	2,665,502	2,050,259
Total	5,458,470	5,123,036	S/ 1,759,125
Financial instruments:
Accounts payable	1,981,873	1,540,057
Derivatives payable	1,040,282	715,804
Salaries and other personnel expenses	760,140	717,820
Allowance for indirect loan losses, Note 7	383,797	362,139
Operations in process	80,734	358,498
Other financial liabilities	4,246,826	3,694,318
Non-financial instruments:
Taxes	644,802	677,229
Deferred income tax, Note 18	134,204	108,603
Provision for sundry risks	359,853	342,350		S/ 275,841	S/ 296,339
Others	229,807	227,636
Non financial liabilities	1,234,462	1,247,215
Total other liabilities	S/ 5,481,288	S/ 4,941,533